Stock Options	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

NOTE 15—STOCK OPTIONS

Options to buy stock were previously granted to directors, officers and employees under the Company’s stock option plan, which was approved by shareholders on April 18, 2000 and authorized the Company to issue up to 225,000 options. The exercise price of the stock options was the market price at date of grant. The maximum option term was ten years, and options vested after three years. The Company’s 2000 stock option plan expired in 2010, and no further stock options may be granted under the plan. Additionally, all options outstanding under the 2000 plan expired on April 12, 2013.

At the Company’s annual meeting of shareholders held on April 15, 2014, the shareholders of the Company approved the First Citizens Banc Corp 2014 Incentive Plan (“2014 Incentive Plan” and together with the 2000 Stock Option Plan, the “Plans”). The 2014 Incentive Plan authorizes the Company to grant options, stock awards, stock units and other awards for up to 375,000 common shares of the Company. No options or awards have been granted under the 2014 Incentive Plan.

A summary of the activity in the stock option plan is as follows.

2013
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	10,000	$35.00
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(10,000)	35.00

Outstanding at end of year	$—	$—

Options exercisable at year-end	$—	$—

The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the market price of the common stock as of the reporting date. As of December 31, 2014 and December 31, 2013, there were no options outstanding.